Schedule I—Condensed Financial Information of the Parent Company - Statements of Cash Flows and Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flow from operating activities:
Net income	¥ 4,692,874	$ 736,414	¥ 5,919,356	¥ 3,986,433
Adjustments to reconcile net income to net cash by operating activities:
Share of results of an equity method investee	(42,303)	(6,638)	(30,015)	(27,182)
Impairment loss on an equity method investee	35,791	5,616	43,160
Changes in operating assets and liabilities:
Deferred income	67,939	10,661	(54,186)	27,904
Net cash (used in) generated from operating activities	6,744,644	1,058,382	11,820,444	12,290,183
Cash flows from investing activity:
Net cash provided by (used in) investing activities	(2,326,489)	(365,076)	(6,695,043)	(8,240,560)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	419,814	65,878	895
Redemption of convertible senior notes			0	(4,220,841)
Repurchase of ordinary shares	(1,938,800)	(304,240)
Net cash (used in) provided by financing activities	(58,788)	(9,225)	(20,839)	(6,256,700)
Effect of exchange rate changes on cash and cash equivalents	581	90	(12,526)	(112,110)
Net (decrease) increase in cash, cash equivalents and restricted cash	4,359,948	684,171	5,092,036	(2,319,187)
Cash, cash equivalents and restricted cash at beginning of the year	12,811,321	2,010,376	7,719,285	10,038,472
Cash, cash equivalents and restricted cash at end of the year	17,171,269	2,694,547	12,811,321	7,719,285
Parent company
Cash flow from operating activities:
Net income	4,681,073	734,562	5,906,957	4,016,832
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs	(4,686,284)	(735,380)	(5,879,908)	(4,023,912)
Share of results of an equity method investee	0	0	4,200	6,163
Impairment loss on an equity method investee	0	0	38,115	0
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	(52,544)	(8,246)	107,631	(5,885)
Deferred income	(710)	(111)	30,374
Net cash (used in) generated from operating activities	(58,465)	(9,175)	207,369	(6,802)
Cash flows from investing activity:
Changes in amounts due from subsidiaries	1,577,719	247,579	(208,250)	4,227,181
Net cash provided by (used in) investing activities	1,577,719	247,579	(208,250)	4,227,181
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	419,814	65,878	895	297
Redemption of convertible senior notes				(4,220,841)
Repurchase of ordinary shares	(1,938,798)	(304,240)
Net cash (used in) provided by financing activities	(1,518,984)	(238,362)	895	(4,220,544)
Effect of exchange rate changes on cash and cash equivalents	5	1	4	(3)
Net (decrease) increase in cash, cash equivalents and restricted cash	275	43	18	(168)
Cash, cash equivalents and restricted cash at beginning of the year	62	10	44	212
Cash, cash equivalents and restricted cash at end of the year	337	$ 53	¥ 62	¥ 44
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution	12,150,000
Cash dividend declared and paid to the Company	¥ 0